Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current Assets Cash And Cash Equivalents
Cash at bank	$ 4,085,606	$ 3,149,909	$ 6,228,229	$ 19,240,707	$ 21,278,936	$ 15,516,112